Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452


                            FIRST TRUST SERIES FUND

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                      AND
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  (EACH A "FUND" AND COLLECTIVELY THE "FUNDS")

                         SUPPLEMENT DATED JUNE 30, 2014

         TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED JUNE 16, 2014

      1. Notwithstanding anything to the contrary in the prospectus or summary prospectus, the section entitled "Annual Fund Operating Expenses" in the prospectus and summary prospectus relating to the First Trust Preferred Securities and Income Fund is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
                                                   Class A      Class C      Class F    Class I      Class R3
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Management Fee                                      0.80%        0.80%       0.80%      0.80%         0.80%
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Distribution and Service (12b-1) Fees               0.25%        1.00%       0.15%       --%          0.50%
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Other Expenses                                      0.39%        0.37%       0.63%      0.43%         3.57%
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Total Annual Fund Operating Expenses                1.44%        2.17%       1.58%      1.23%         4.87%
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Fee Waivers and Expense Reimbursements(2)          (0.04%)      (0.02%)     (0.28%)    (0.08%)       (3.22%)
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------
Total Annual Fund Operating
Expenses After Fee
Waivers and Expense Reimbursements                  1.40%        2.15%       1.30%      1.15%         1.65%
------------------------------------------------ ------------ ------------ ---------- ----------- ---------------

1 For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a contingent deferred sales charge of 1% is imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2 The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) will not exceed 1.50% from March 1, 2016 through February 28, 2025. Fees waived or expenses borne by investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund (the "Trust").


      2. Notwithstanding anything to the contrary in the prospectus or summary prospectus, the section entitled "Annual Fund Operating Expenses" in the prospectus and summary prospectus relating to the First Trust/Confluence Small Cap Value Fund is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------- ------------ ----------- ------------ ----------------
                                                 Class A      Class C     Class I        Class R3
---------------------------------------------- ------------ ----------- ------------ ----------------
Management Fee                                    1.00%       1.00%        1.00%          1.00%
---------------------------------------------- ------------ ----------- ------------ ----------------
Distribution and Service (12b-1) Fees             0.25%       1.00%         --%           0.50%
---------------------------------------------- ------------ ----------- ------------ ----------------
Other Expenses                                   10.04%       8.45%       16.52%        1,638.63%
---------------------------------------------- ------------ ----------- ------------ ----------------
Acquired Fund Fees and Expenses(2)                0.33%       0.33%        0.33%          0.33%
---------------------------------------------- ------------ ----------- ------------ ----------------
Total Annual Fund Operating Expenses              11.62       10.78%      17.85%        1,640.46%
---------------------------------------------- ------------ ----------- ------------ ----------------
Fee Waivers and Expense Reimbursements(3)        (9.69%)     (8.10%)     (16.17%)      (1,638.28%)
---------------------------------------------- ------------ ----------- ------------ ----------------
Total Annual Fund Operating Expenses After
Fee Waivers and Expense Reimbursements            1.93%       2.68%        1.68%          2.18%
---------------------------------------------- ------------ ----------- ------------ ----------------

1 For Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a contingent deferred sales charge of 1% is imposed on any redemption within 12 months of purchase. The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2 Acquired Fund Fees and Expenses are not taken into consideration in the expense limitation because they are not Fund operating expenses, but rather, are imputed fees and expenses.

3 The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares. Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) will not exceed 1.70% from March 1, 2016 through February 28, 2025. Fees waived or expenses borne by investment advisor and sub-advisor are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the First Trust Series Fund (the "Trust").

      PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS AND SUMMARY PROSPECTUS
                              FOR FUTURE REFERENCE